Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000004013
Shareholder Report [Line Items]
Fund Name	Japan Fund
Class Name	Investor Class
Trading Symbol	PRJPX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Fund - Investor Class	$130	1.14%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Japanese stocks rose sharply in the year ended October 31, 2025. Segments of the market, notably auto original equipment manufacturers, soared in July on the announcement of a Japan-U.S. trade deal. In October, markets welcomed the election of Sanae Takaichi as Japan’s prime minister, with her focus on the economy and proactive fiscal policy likely to be positive for stock prices.

  Versus the TOPIX Index Net, the leading contributor to relative performance was stock selection in the automobiles and transportation equipment sector. Shares of Toyo Tire surged after the tiremaker released stronger-than-expected earnings, raised guidance, and announced that it would increase its U.S. tire production capacity to mitigate tariff impacts. Stock choices and an overweight position in machinery also added value.

  The leading detractor from relative performance was stock selection in the electric appliances and precision instruments sector. Renesas Electronics, a global leader in automotive microcontrollers, lagged significantly due to conservative forward guidance and margin pressure concerns. Stock choices in steel and nonferrous metals also dragged.

  The fund invests in Japanese companies across the market capitalization spectrum in a wide range of sectors, with a focus on opportunities where there is potential upside relative to the risks priced in the market (asymmetric risk-reward). We continued to closely manage the fund’s sector allocations and style exposures. With sector and style more neutralized relative to the benchmark, our focus was on stock selection, guided by our belief that improving governance will drive shareholder returns for many Japanese businesses.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Japan Fund (Investor Class)	28.73%	0.45%	7.00%
TOPIX Index Net (Regulatory/Strategy Benchmark)	24.80	9.66	7.41
MSCI Japan Index Net (Previous Benchmark)	25.18	10.06	7.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 301,598,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,581,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$301,598 Number of Portfolio Holdings80
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Electric Appliances & Precision Instruments	18.1%
IT & Services & Others	10.4
Banks	9.8
Raw Materials & Chemicals	9.7
Automobiles & Transportation Equipment	8.4
Commercial & Wholesale Trade	8.0
Machinery	7.5
Retail Trade	7.3
Financials Ex-Banks	6.5
Other	14.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Mitsubishi UFJ Financial Group	6.0%
Sony Group	5.1
Toyota Motor	4.3
ITOCHU	3.8
Tsuruha Holdings	3.0
ORIX	2.9
Nintendo	2.5
Resona Holdings	2.4
Shin-Etsu Chemical	2.3
Mitsubishi Electric	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184318
Shareholder Report [Line Items]
Fund Name	Japan Fund
Class Name	I Class
Trading Symbol	RJAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Fund - I Class	$95	0.83%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Japanese stocks rose sharply in the year ended October 31, 2025. Segments of the market, notably auto original equipment manufacturers, soared in July on the announcement of a Japan-U.S. trade deal. In October, markets welcomed the election of Sanae Takaichi as Japan’s prime minister, with her focus on the economy and proactive fiscal policy likely to be positive for stock prices.

  Versus the TOPIX Index Net, the leading contributor to relative performance was stock selection in the automobiles and transportation equipment sector. Shares of Toyo Tire surged after the tiremaker released stronger-than-expected earnings, raised guidance, and announced that it would increase its U.S. tire production capacity to mitigate tariff impacts. Stock choices and an overweight position in machinery also added value.

  The leading detractor from relative performance was stock selection in the electric appliances and precision instruments sector. Renesas Electronics, a global leader in automotive microcontrollers, lagged significantly due to conservative forward guidance and margin pressure concerns. Stock choices in steel and nonferrous metals also dragged.

  The fund invests in Japanese companies across the market capitalization spectrum in a wide range of sectors, with a focus on opportunities where there is potential upside relative to the risks priced in the market (asymmetric risk-reward). We continued to closely manage the fund’s sector allocations and style exposures. With sector and style more neutralized relative to the benchmark, our focus was on stock selection, guided by our belief that improving governance will drive shareholder returns for many Japanese businesses.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Japan Fund (I Class)	29.16%	0.68%	6.02%
TOPIX Index Net (Regulatory/Strategy Benchmark)	24.80	9.66	7.64
MSCI Japan Index Net (Previous Benchmark)	25.18	10.06	8.04

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 301,598,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,581,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$301,598 Number of Portfolio Holdings80
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Electric Appliances & Precision Instruments	18.1%
IT & Services & Others	10.4
Banks	9.8
Raw Materials & Chemicals	9.7
Automobiles & Transportation Equipment	8.4
Commercial & Wholesale Trade	8.0
Machinery	7.5
Retail Trade	7.3
Financials Ex-Banks	6.5
Other	14.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Mitsubishi UFJ Financial Group	6.0%
Sony Group	5.1
Toyota Motor	4.3
ITOCHU	3.8
Tsuruha Holdings	3.0
ORIX	2.9
Nintendo	2.5
Resona Holdings	2.4
Shin-Etsu Chemical	2.3
Mitsubishi Electric	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225810
Shareholder Report [Line Items]
Fund Name	Japan Fund
Class Name	Z Class
Trading Symbol	TRZJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Japanese stocks rose sharply in the year ended October 31, 2025. Segments of the market, notably auto original equipment manufacturers, soared in July on the announcement of a Japan-U.S. trade deal. In October, markets welcomed the election of Sanae Takaichi as Japan’s prime minister, with her focus on the economy and proactive fiscal policy likely to be positive for stock prices.

  Versus the TOPIX Index Net, the leading contributor to relative performance was stock selection in the automobiles and transportation equipment sector. Shares of Toyo Tire surged after the tiremaker released stronger-than-expected earnings, raised guidance, and announced that it would increase its U.S. tire production capacity to mitigate tariff impacts. Stock choices and an overweight position in machinery also added value.

  The leading detractor from relative performance was stock selection in the electric appliances and precision instruments sector. Renesas Electronics, a global leader in automotive microcontrollers, lagged significantly due to conservative forward guidance and margin pressure concerns. Stock choices in steel and nonferrous metals also dragged.

  The fund invests in Japanese companies across the market capitalization spectrum in a wide range of sectors, with a focus on opportunities where there is potential upside relative to the risks priced in the market (asymmetric risk-reward). We continued to closely manage the fund’s sector allocations and style exposures. With sector and style more neutralized relative to the benchmark, our focus was on stock selection, guided by our belief that improving governance will drive shareholder returns for many Japanese businesses.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Japan Fund (Z Class)	30.20%	-2.39%
TOPIX Index Net (Regulatory/Strategy Benchmark)	24.80	5.70
MSCI Japan Index Net (Previous Benchmark)	25.18	5.75

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 301,598,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,581,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$301,598 Number of Portfolio Holdings80
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Electric Appliances & Precision Instruments	18.1%
IT & Services & Others	10.4
Banks	9.8
Raw Materials & Chemicals	9.7
Automobiles & Transportation Equipment	8.4
Commercial & Wholesale Trade	8.0
Machinery	7.5
Retail Trade	7.3
Financials Ex-Banks	6.5
Other	14.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Mitsubishi UFJ Financial Group	6.0%
Sony Group	5.1
Toyota Motor	4.3
ITOCHU	3.8
Tsuruha Holdings	3.0
ORIX	2.9
Nintendo	2.5
Resona Holdings	2.4
Shin-Etsu Chemical	2.3
Mitsubishi Electric	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless